Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number and Average Number of Employees [Line Items]
Average number of employees	95,239	91,402
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	29,646	30,809
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	65,593	60,593
Subsidiaries | APME
Number and Average Number of Employees [Line Items]
Average number of employees	15,074	14,075
Subsidiaries | AMSSA
Number and Average Number of Employees [Line Items]
Average number of employees	19,351	19,158
Subsidiaries | ENA
Number and Average Number of Employees [Line Items]
Average number of employees	26,102	25,192
Subsidiaries | United States
Number and Average Number of Employees [Line Items]
Average number of employees	5,066	2,168